Income taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Capitalized R&D expenditures	€ 514.1	€ 592.1	€ 420.4
Goodwill	65.0	0.0
R&D & other tax credit carry forwards	217.8	213.4	162.7
Inventories	61.4	45.2	31.5
Contract liabilities	959.8	820.8	423.2
Accrued and other liabilities	139.5	113.9	109.4
Operating loss carry forwards	3.9	4.5	7.4
Property, plant and equipment	29.2	18.9	18.6
Lease liabilities	28.7	27.4	23.2
Other intangible assets	119.3	124.8	143.5
Share-based payments	16.8	11.4	9.6
Other temporary differences	22.5	23.3	27.5
Total deferred tax assets, gross	2,178.0	1,995.7	1,377.0
Valuation allowance	(206.7)	(215.4)	(167.6)
Total deferred tax assets, net	1,971.3	1,780.3	1,209.4
R&D & other credit carry forwards, other	(28.1)	23.7
Total deferred tax assets, gross	(28.1)	23.7
Total deferred tax assets, net, other	(28.1)	23.7
Deferred tax assets, capitalized R&D expenditures, Consolidated Statements of Operations	(54.5)	151.2
Deferred tax assets, tax credit carryforwards, goodwill, impact on Consolidated Statements of Operations	65.0
Deferred tax assets, R&D & other credits, Consolidated Statements of Operations	39.5	20.6
Deferred tax assets, inventories, Consolidated Statements of Operations	17.6	12.5
Deferred tax assets, contract liabilities, Consolidated Statements of Operations	174.4	400.8
Deferred tax assets, accrued and other liabilities, Consolidated Statements of Operations	30.5	0.3
Deferred tax assets, tax effect carry-forward losses, Consolidated Statements of Operations	0.2	(2.8)
Deferred tax assets, Property, plant and equipment, Consolidated Statements of Operations	10.7	1.7
Deferred tax assets, lease liabilities, Consolidated Statements of Operations	2.3	3.1
Deferred tax assets, intangible fixed assets, Consolidated Statements of Operations	(5.5)	(18.7)
Deferred tax assets, share-based payments, Consolidated Statements of Operations	5.9	1.2
Deferred tax assets, other temporary differences, Consolidated Statements of Operations	(6.6)	3.7
Total deferred tax assets, gross, Consolidated Statements of Operations	279.5	573.6
Deferred tax assets, valuation allowance, Consolidated Statements of Operations	3.0	(41.2)
Total deferred tax assets, net, Consolidated Statements of Operations	282.5	532.4
Other temporary differences, income tax recognized in shareholders' equity		(6.5)
Total deferred tax assets, gross, income tax recognized in shareholders' equity		(6.5)
Total deferred tax assets, net, income tax recognized in shareholders' equity		(6.5)
Capitalized R&D expenditures, effect of changes in exchange rates	(23.5)	20.5
R&D & other credits, effect of changes in exchange rates	(7.0)	6.4
Inventories, effect of changes in exchange rates	(1.4)	1.2
Contract liabilities, effect of changes in exchange rates	(35.4)	(3.2)
Accrued and other liabilities, effect of changes in exchange rates	(4.9)	4.2
Tax effect carry-forward losses, effect of changes in exchange rates	(0.8)	(0.1)
Property, plant and equipment, effect of changes in exchange rates	(0.4)	(1.4)
Lease liabilities, effect of changes in exchange rates	(1.0)
Leasing arrangements, effect of changes in exchange rates		1.1
Share-based payments, effect of changes in exchange rates	(0.5)	0.6
Other temporary differences, effect of changes in exchange rates	5.8	(1.4)
Total deferred tax assets, gross, effect of changes in exchange rates	(69.1)	27.9
Valuation allowance, effect of changes in exchange rates	5.7	(6.6)
Total deferred tax assets, net, effect of changes in exchange rates	(63.4)	21.3
Deferred tax liabilities:
Other intangible assets	(52.0)	(65.4)	(79.9)
Goodwill	(38.5)	(28.8)	(20.9)
Inventories	(3.8)	0.0
Right-of-use assets	(28.7)	(27.4)	(23.2)
Property, plant and equipment	(13.6)	(9.8)	(10.9)
Accrued and other liabilities	(0.5)	0.0
Contract liabilities	(80.0)	(16.3)	(7.9)
Long-term debt	(1.6)	(1.5)	(1.5)
Other temporary differences	(2.9)	(9.8)	(1.1)
Total deferred tax liabilities	(221.6)	(159.0)	(145.4)
Total deferred tax liabilities, Other	0.0	0.0
Net deferred tax assets (liabilities), other	(28.1)	23.7
Deferred tax liabilities, intangible assets, impact on Consolidated Statements of Operations	10.9	19.8
Deferred tax liabilities, goodwill, impact on Consolidated Statements of Operations	(9.7)	(7.9)
Deferred tax liabilities, inventories, impact on Consolidated Statements of Operations	(4.1)
Deferred tax liabilities, leasing arrangements, impact on Consolidated Statements of Operations	(2.3)	(3.1)
Deferred tax liabilities, property, plant and equipment, impact on Consolidated Statements of Operations	(5.1)	1.5
Deferred tax liabilities, accrued and other liabilities, impact on Consolidated Statements of Operations	(0.5)
Deferred tax liabilities, tax deferred income, impact on Consolidated Statements of Operations	(64.2)	(8.4)
Deferred tax liabilities, deferred expense, capitalized interest, impact on Consolidated Statements of Operations	(0.1)
Deferred tax liabilities, other, impact on Consolidated Statements of Operations	9.8	(7.5)
Total deferred tax liabilities, Consolidated Statements of Operations	(65.3)	(5.6)
Net deferred tax assets (liabilities), Consolidated Statements of Operations	217.2	526.8
Deferred tax liabilities, other, income tax recognized in Shareholders' Equity		(2.1)
Deferred tax liabilities, gross, income tax recognized in Shareholders' Equity		(2.1)
Net deferred tax assets (liabilities), Income tax recognized in shareholders' equity		(8.6)
Deferred tax liabilities, intangible assets, effect of changes in exchange rates	2.5	(5.3)
Deferred tax liabilities, inventories, effect of changes in exchange rates	0.3
Deferred tax liabilities, right of use assets, effect of changes in exchange rates	1.0
Deferred tax liabilities, leasing arrangements, effect of changes in exchange rates		(1.1)
Deferred tax liabilities, property, plant and equipment, effect of changes in exchange rates	1.3	(0.4)
Deferred tax liabilities, contract liabilities, effect of changes in exchange rates	0.5
Deferred tax liabilities, other temporary differences, effect of changes in exchange rates	(2.9)
Deferred tax liabilities, other, effect of changes in exchange rates		0.9
Total deferred tax liabilities, effect of changes in exchange rates	2.7	(5.9)
Net deferred tax assets (liabilities), effect of changes in exchange rates	(60.7)	15.4
Total deferred tax assets, net	1,971.3	1,780.3	1,209.4
Deferred tax liabilities	(122.6)	(51.5)	(34.7)
Net deferred tax assets (liabilities)	1,749.7	1,621.3	1,064.0
Deferred tax assets – non-current
Deferred tax assets:
Total deferred tax assets, net	1,872.3	1,672.8	1,098.7
Deferred tax liabilities:
Total deferred tax assets, net	1,872.3	1,672.8	1,098.7
Deferred tax liabilities – non-current
Deferred tax liabilities:
Deferred tax liabilities	€ (122.6)	€ (51.5)	€ (34.7)